Organization and Reorganization - Comprehensive loss of the Group's VIEs (Details) - Consolidated VIEs primary beneficiary - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Organization and Reorganization
Net revenues	¥ 34,220	¥ 43,012
Net (loss)/ income	¥ 4,573	¥ (10,821)